CASH AND DUE FROM BANKS (Details) € in Millions, $ in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Cash And Due From Banks Details [Abstract]
Current accounts with banks	€ 158		€ 107
Cash in hand	577		557
Current account with central bank	658		14
Other	1		1
Total	€ 1,394	$ 1,683	€ 679